Share-Based Payments (Details 1) - $ / shares	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at May 1, 2016, number of options	1,245,000
Granted, number of options	0	370,000	955,000
Exercised, number of options	0
Cancelled, number of options	330,000
Outstanding at April 30, 2017, number of options	915,000	1,245,000
Exercisable at April 30, 2017, number of options	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at May 1, 2016, weighted average exercise price (in dollars per share)	$ 113.29
Cancelled, weighted average exercise price (in dollars per share)	113.90
Outstanding at April 30, 2017, weighted average exercise price (in dollars per share)	113.07	$ 113.29
Exercisable at April 30, 2017, weighted average exercise price (in dollars per share)	$ 0.00